Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	544,527,471.58	28,714
Yield Supplement Overcollateralization Amount 12/31/24	47,788,508.56	0
Receivables Balance 12/31/24	592,315,980.14	28,714
Principal Payments	24,283,830.37	1,326
Defaulted Receivables	1,168,655.86	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	44,928,549.19	0
Pool Balance at 01/31/25	521,934,944.72	27,336

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.72%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,258,936.73	381
Past Due 61-90 days	2,805,888.18	111
Past Due 91-120 days	513,491.39	22
Past Due 121+ days	0.00	0
Total	12,578,316.30	514

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	848,057.10
Aggregate Net Losses/(Gains) - January 2025	320,598.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.96%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.84%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	6,002,251.86
Actual Overcollateralization	6,002,251.86
Weighted Average Contract Rate	6.05%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	44.88

Flow of Funds	$ Amount
Collections	28,174,710.26
Investment Earnings on Cash Accounts	12,779.19
Servicing Fee	(493,596.65)
Transfer to Collection Account	-
Available Funds	27,693,892.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,129,017.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	680,460.94
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,002,251.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,020,943.40

Total Distributions of Available Funds	27,693,892.80

Servicing Fee	493,596.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	538,265,405.66
Principal Paid	22,332,712.80
Note Balance @ 02/18/25	515,932,692.86

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	53,747,170.06
Principal Paid	13,173,624.19
Note Balance @ 02/18/25	40,573,545.87
Note Factor @ 02/18/25	18.3176279%

Class A-2b
Note Balance @ 01/15/25	37,368,235.60
Principal Paid	9,159,088.61
Note Balance @ 02/18/25	28,209,146.99
Note Factor @ 02/18/25	18.3176279%

Class A-3
Note Balance @ 01/15/25	316,300,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	316,300,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Note Balance @ 01/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	84,000,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	31,200,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,650,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,340,236.60
Total Principal Paid	22,332,712.80
Total Paid	24,672,949.40

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	249,476.45
Principal Paid	13,173,624.19
Total Paid to A-2a Holders	13,423,100.64

Class A-2b
SOFR Rate	4.40654%
Coupon	4.81654%
Interest Paid	169,986.40
Principal Paid	9,159,088.61
Total Paid to A-2b Holders	9,329,075.01

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2529354
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4996032
Total Distribution Amount	23.7525386

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1263045
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.4746013
Total A-2a Distribution Amount	60.6009058

A-2b Interest Distribution Amount	1.1038078
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.4746014
Total A-2b Distribution Amount	60.5784092

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	30.47
Noteholders' Third Priority Principal Distributable Amount	700.77
Noteholders' Principal Distributable Amount	268.76

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,603,351.22
Investment Earnings	9,403.99
Investment Earnings Paid	(9,403.99)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,744,496.10	4,325,461.49	5,145,110.27
Number of Extensions	126	159	185
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.70%	0.80%